Double Vision Acquisition (Details)	Mar. 31, 2015 USD ($)
Assets acquired and liabilities assumed
Cash and cash equivalents	$ 10,102
Accounts receivable	43,574
Note receivable	10,000
Machinery and equipment	21,764
Software development costs	260,524
Security deposit	6,150
Goodwill	3,482,884
Accounts payable	(154,998)
Total purchase price	$ 3,680,000